Related party transactions and balances (Details Narrative) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Other long-term liabilities	$ 619	$ 693
Trade and other receivables	5,724	11,287
Director and other members of KMP member
IfrsStatementLineItems [Line Items]
Trade and other payables	157	144
Other long-term liabilities	801	861
Trade and other receivables	$ 73	$ 55